BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Business Acquisitions Satements Of Income [Table Text Block]
This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the purchase of Sapiens shares taken place at the beginning of 2011, nor is it necessarily indicative of future results.

	Year ended December 31,
	2011	2012
	Unaudited

Total revenues	$674,029	$753,392
Net income attributable to Formula Shareholders	$16,233	$21,143
Earnings per share
Basic	$1.20	$1.57
Diluted	$1.18	$1.51

AG 2000 Holdings LLC [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 2, 2012:

Net assets	$267
Customer relationships	3,195
Backlog and non-compete agreement	338
Redeemable non-controlling interest	(17,706)
Goodwill	23,156

Net assets acquired	$9,250

Comm-IT Group [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
In 2013 the Company finalized the process of identifying the intangible assets for its acquisition. The following table summarizes the fair value of the assets and liabilities acquired:

	As reported on December 31, 2012	Adjustment	Modified

Net assets	$1,219	$14	$1,233
Non-controlling interest	(1,880)	130	(1,750)
Intangible assets	3,873	397	4,270
Goodwill	5,809	439	6,248
Deferred tax liability, net	-	(1,068)	(1,068)

Net assets acquired	$9,021	$(88)	$8,933

All states Technical Services, LLC [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as at the acquisition date:

Net assets	$3,063
Intangible assets	2,874
Goodwill	5,026

Net assets acquired	$10,963

*) The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

Sapiens [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 27, 2012:

Net assets	$112,536
Customer relationships	5,644
Developed Technology	2,926
Backlog	2,828
OCS liability (See note 14f)	(3,740)
Deferred tax liability	(1,974)
Non-controlling interest	(81,605)
Goodwill	51,614

Net assets acquired	$88,229

Bluephoenix Solutions [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:
Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705